Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014 [1]
Commitments And Contingencies Details
2015	$ 744,412	$ 595,706
2016	830,364	797,388
2017	848,435	$ 821,399
Total	$ 2,423,211

[1]	Additional contract terms include per subscriber, stream or percentage of revenue charges.